EARNINGS PER SHARE (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income from continuing operations		¥ 990,235,555	$ 142,623,585	¥ 766,539,314		¥ 698,142,945
Net income from discontinued operations		1,001,564,260	144,255,259	93,759,774		28,053,977
Total net income		1,991,799,815	286,878,844	860,299,088		726,196,922
Net income from continuing operations		990,235,555	142,623,585	766,539,314		698,142,945
Less: Net loss attributable to non-controlling interests from continuing operations		(432,541)	(62,299)	(63,348)
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations		990,668,096		766,602,662		698,142,945
Net income from discontinued operations		1,001,564,260	144,255,259	93,759,774		28,053,977
Less: Net income attributable to non-controlling interests from discontinued operations		6,044,451	870,582	4,270,460		851,167
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations		159,477,930	$ 22,969,600	172,340,442		52,320,700
Net income/(loss) attributable to Jinkosolar’s ordinary shareholders from discontinued operations	¥ 1,001,564,260			93,759,774		28,053,977
Net income attributable to Jinkosolar’s ordinary shareholders from continuing operations		990,668,096		766,602,662		698,142,945
Dilutive effects of Convertible senior notes		¥ 6,142,661				¥ (79,967,781)
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares		125,870,272	125,870,272	124,618,416		122,980,870
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares		130,590,441	130,590,441	127,802,961		153,786,531
Continuing operations:
Basic earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)		¥ 7.87	$ 1.13	¥ 6.15		¥ 5.67
Diluted earnings per share attributable to Jinkosolar's ordinary shareholders from continuing operations | (per share)		7.63	1.10	6.00		4.02
Discontinued operations
Basic earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)		6.64	0.96	(0.66)	$ (0.66)	(0.20)	$ (0.20)
Diluted earnings/(loss) per share attributable to Jinkosolar's ordinary shareholders from discontinued operations | (per share)		¥ 6.40	$ 0.92	¥ (0.65)	$ (0.65)	¥ (0.16)	$ (0.16)
Continuing Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator for diluted income/(loss) per share		¥ 996,810,757		¥ 766,602,662		¥ 618,175,164
Discontinued Operations [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income/(loss) attributable to Jinkosolar’s ordinary shareholders from discontinued operations		836,041,879		(82,851,128)		(25,117,890)
Numerator for diluted income/(loss) per share		¥ 836,041,879		¥ (82,851,128)		¥ (25,117,890)
2016 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares		2,474,074	2,474,074	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares		2,246,095	2,246,095	3,184,545		3,934,741